SEGMENT INFORMATION - Geographical information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
SEGMENT INFORMATION
Revenues from contracts with customers	$ 419,446,439	$ 328,455,588	$ 206,697,620
Total non current assets	353,801,223	162,686,879	144,048,164
Property, plant and equipment	67,853,835	49,908,325	47,954,596
Intangible assets	173,783,956	76,704,869	67,342,362
Goodwill	112,163,432	36,073,685	28,751,206
Total non reportable assets	464,257,935	355,533,482	250,541,793
Total assets	818,059,158	518,220,361	394,589,957
Argentina
SEGMENT INFORMATION
Revenues from contracts with customers	284,964,893	261,624,779	157,352,242
Total non current assets	124,612,208	124,025,426	107,077,617
United States of America
SEGMENT INFORMATION
Revenues from contracts with customers	34,395,199	5,086,007	2,504,696
Total non current assets	192,129,674	7,407,432	7,799,448
Cayman Island
SEGMENT INFORMATION
Revenues from contracts with customers	34,095,830
Total non current assets	27,535,122	27,399,033	24,837,572
Brazil
SEGMENT INFORMATION
Revenues from contracts with customers	24,774,203	33,049,005	24,591,539
Total non current assets	8,398,403	2,836,570	3,460,634
France
SEGMENT INFORMATION
Revenues from contracts with customers	8,130,638	9,794,078	4,269,368
Total non current assets	7,024	14,929	26,138
Colombia
SEGMENT INFORMATION
Total non current assets	5,890	11,304	18,461
Uruguay
SEGMENT INFORMATION
Revenues from contracts with customers	8,472,043	8,064,197	5,752,913
Total non current assets	301,223	173,800	48,502
Estonia
SEGMENT INFORMATION
Revenues from contracts with customers	8,488,000
Finland
SEGMENT INFORMATION
Total non current assets	54,502
Bolivia
SEGMENT INFORMATION
Revenues from contracts with customers	1,844,357	430,233	3,707,107
Total non current assets	36,706	51,097	33,133
Paraguay
SEGMENT INFORMATION
Revenues from contracts with customers	7,568,687	6,845,952	5,369,912
Total non current assets	720,471	760,894	742,767
South Africa
SEGMENT INFORMATION
Revenues from contracts with customers	5,992,124	3,126,245	2,789,322
Total non current assets		6,394	3,892
Rest of the world
SEGMENT INFORMATION
Revenues from contracts with customers	$ 720,465	$ 435,092	$ 360,521